Offerings - Offering: 1	Sep. 12, 2025 USD ($) shares $ / shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value of $0.0001 per share
Amount Registered | shares	81,772,688
Proposed Maximum Offering Price per Unit | $ / shares	6
Maximum Aggregate Offering Price	$ 490,636,128
Fee Rate	0.01531%
Amount of Registration Fee	$ 75,116.39
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock of Opendoor Technologies Inc. (the “Company”) that become issuable under the applicable award agreements by reason of any stock dividend, stock split, recapitalization or other similar transaction effected that results in an increase in the number of outstanding shares of the common stock of the Company.

(2)
Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the amount of the registration fee, based on the average of the high and low sale prices of the Company’s common stock reported on the NASDAQ Global Select Market on September 10, 2025.